Form N-1A Cover	Mar. 06, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds II, Inc.
Entity Central Index Key	0001591556
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 06, 2026
Prospectus Date	Nov. 10, 2025